SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Trade payable	$ 166,814	$ 174,475	$ 48,149
Bank overdraft			28
Salary payable	308,000	278,000	158,000
Accrued interest	65,715	60,669	34,872
Other current liabilities	416,953	376,317	142,477
Accounts payable and accrued liabilities	$ 957,482	$ 889,461	$ 383,526